Share Option and Warrant Reserves (Tables)	12 Months Ended
Dec. 31, 2019
Notes To Financial Statements [Abstract]
Disclosure of share option activity
	Number of share options	Weighted average exercise price
Outstanding, December 31, 2017	4,810,000	$1.97
Granted	1,775,000	1.42
Exercised	(220,000)	0.91
Expired	(103,750)	2.35
Forfeited	(56,250)	1.60
Outstanding, December 31, 2018	6,205,000	$1.85
Granted	3,295,000	1.91
Exercised	(926,250)	0.62
Expired	(230,000)	2.33
Forfeited	(51,250)	1.89
Outstanding, December 31, 2019	8,292,500	$2.00

Disclosure of share options outstanding and exercisable
	Outstanding			Exercisable
Expiry date	Number of options	Exercise price	Remaining contractual life (years)	Number of options	Exercise price	Remaining contractual life (years)
Aug 17, 2020	915,000	$1.30	0.63	915,000	$1.30	0.63
June 20, 2021	2,085,000	2.63	1.47	2,085,000	2.63	1.47
Jan 10, 2022	440,000	3.22	2.03	440,000	3.22	2.03
June 20, 2023	726,875	1.42	3.47	726,875	1.42	3.47
June 26, 2023	900,000	1.42	3.49	900,000	1.42	3.49
Feb 7, 2024	200,625	1.36	4.11	121,875	1.36	4.11
Apr 9, 2024	2,785,000	1.96	4.28	1,407,500	1.96	4.28
Aug 21, 2024	70,000	1.82	4.64	26,250	1.82	4.64
Nov 20, 2024	170,000	1.82	4.89	42,500	1.82	4.89
	8,292,500	$2.00	2.91	6,665,000	$2.02	2.56

Disclosure of share-based payments
	Years ended December 31,
	2019	2018

Recognized in net loss:
Included in exploration and evaluation costs	$1,118	$363
Included in fees, salaries and other employee benefits	2,212	654
Included in project investigation costs	70	42
	$3,400	$1,059

Disclosure of assumptions
	Years ended December 31,
	2019	2018
Risk-free interest rate	1.59%	1.97%
Expected dividend yield	Nil	Nil
Share price volatility	62%	67%
Expected forfeiture rate	0%	0%
Expected life in years	4.33	4.36

Disclosure of warrant activity
	Warrants outstanding	Exercise price
Outstanding, December 31, 2017	27,716	$1.40
Expired	(12,716)	1.40
Exercised	(15,000)	1.40
Outstanding, December 31, 2018	-	$-
Issued	500,000	2.00
Outstanding, December 31, 2019	500,000	$2.00